Nov-15-07 03:49pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-036 P.002/002 F-193

Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

November 15, 2007

Ms. Velma. T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERTNYS 001-33838

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HARRY WINSTON DIAMOND CORPORATION (formerly Aber Diamond Corporation), Common Shares, Without Par Value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 15, 2007. Tentative listing date – November 19, 2007.

Sincerely,

Paras Madho

END